Segmented Information (Segment assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total Assets	$ 3,313.8	$ 2,492.2
Total liabilities	632.6	732.8
Operating segments [member] | Young-Davidson [Member]
Disclosure of operating segments [line items]
Total Assets	1,580.9	1,548.9
Total liabilities	243.4	260.4
Operating segments [member] | Mulatos [Member]
Disclosure of operating segments [line items]
Total Assets	350.0	335.5
Total liabilities	93.8	88.4
Operating segments [member] | Island Gold [Member]
Disclosure of operating segments [line items]
Total Assets	849.6	0.0
Total liabilities	222.5	0.0
Operating segments [member] | El Chanate [Member]
Disclosure of operating segments [line items]
Total Assets	111.4	113.5
Total liabilities	24.3	27.8
Corporate and other [Member]
Disclosure of operating segments [line items]
Total Assets	421.9	494.3
Total liabilities	$ 48.6	$ 356.2